CONTRACT LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2025
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES

Contract liabilities consists of the following:

	As of
	March 31, 2025	September 30, 2024

Balance at beginning of the period	$1,673	$7,943
Additions	1,014,912	858,595
Recognized to revenue during the period	(1,016,585)	(864,865)
Balance at end of the period	$-	$1,673